Stock-based compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Income Tax Expense Benefit	$ (26,403,000)	$ 114,927,000	$ 108,230,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.
Employee Stock Option[Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	10 years
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	5,300,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	2 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0	0	0
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	160,986	206,946	227,518
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0	0	0
Restricted Stock Units RSU Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The restricted shares granted consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule vest in two years from grant date.
Restricted Stock Units RSU Member | Management Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	359,427	155,945	152,541
Restricted Stock Expense	4,300,000	2,200,000	1,000,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	1,100,000	500,000	400,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	1,600,000
Income Tax Expense Benefit	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service.
Restricted Stock Units RSU Member | Management Member | Share Vesting On Grant Date [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	2,700,000,000
Restricted Stock Units RSU Member | Management Member | T R P Interim Final Rule [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	253,170	111,045	130,503
Restricted Stock Units RSU Member | Director Member
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	41,174	30,163	30,590
Restricted Stock Expense	400,000	500,000	500,000
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	100,000	100,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	600,000
Performance Based Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	0	0	4,286
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The performance shares are granted at the end of the three-year period and vest at grant date, except when the participant’s employment is terminated by the Corporation without cause. In such case, the participant would receive a pro-rata amount of shares calculated as if the Corporation would have met the performance goal for the performance period.
Performance Awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0	0	200,000
Allocated Share Based Compensation Expense	$ 0	$ 0	$ 500,000